Pension and Postretirement Benefit Plans - Changes in Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in fair value of plan assets
Fair value of plan assets at beginning of year	$ 243
Fair value of plan assets at end of year	264	$ 243
Level 3
Change in fair value of plan assets
Fair value of plan assets at beginning of year	27	27
Purchase, sales and settlements, net	1	1
Unrealized (loss) gain	1	(1)
Fair value of plan assets at end of year	$ 29	$ 27